Investments - FV changes (Details) - Level 1	12 Months Ended
Dec. 31, 2022 USD ($)
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain (Loss) [Roll Forward]
Gross unrealized gain (loss), beginning balance	$ 0
Other comprehensive income before reclassifications	706,586
Amounts reclassified from accumulated other comprehensive income	(315,833)
Gross unrealized gain (loss), ending balance	$ 390,753